Pay vs Performance Disclosure - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Feb. 07, 2023	Dec. 31, 2023	Sep. 11, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial and operational performances of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its compensation decisions for the 2024 fiscal year. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our named executive officers.

Year	Summary Compensation Table for Mr. Garcia (1)	Summary Compensation Table Total for Mr. Mahoney (1)	Summary Compensation Table Total for Dr. Gardner (1)	Compensation Actually Paid to Mr. Garcia (2)	Compensation Actually Paid to Mr. Mahoney (2)	Compensation Actually Paid to Dr. Gardner (2)
2024	$8,843,300	N/A	N/A	$12,033,071	N/A	N/A
2023	$496,022	$1,656,676	$667,649	$343,583	$1,619,484	$507,070
2022	N/A	N/A	$1,654,848	N/A	N/A	$3,783

Year	Average Summary Compensation Table Total for Non-PEO NEOs Officer (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income/(Loss) ($ in thousands) (5)
2024	$4,018,706	$4,945,979	$30.76	$(84,969)
2023	$841,814	$794,735	$14.67	$(43,545)
2022	$1,065,057	$24,766	$8.92	$(28,476)

(1)
During fiscal years 2022 through 2024, the following individuals served as “principal executive officer” during the time periods set forth below (collectively, our “PEOs”):

Name	Dates as PEO During Fiscal Years 2022 through 2024
Jason Gardner, D.Phil.	January 1, 2022 through February 7, 2023
Stephen Mahoney	February 7, 2023 through September 11, 2023
Mr. Garcia	September 11, 2023 through December 31, 2024

The dollar amounts reported in these columns represent the amount of total compensation, as disclosed in the Summary Compensation Table for the applicable year, for our NEOs. Please refer to “Executive Compensation—Summary Compensation Table” above.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs and the average “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs or non-PEO NEOs during the applicable fiscal year.

	Mr. Garcia 2024	Average Non-PEO NEOs 2024
Summary Compensation Table Total	8,843,300	4,018,706
Subtract, value of “Option Awards” reported in Summary Compensation Table	(7,899,500)	(3,346,666)
Add, year-end fair value of outstanding and unvested equity awards granted in the year	6,784,014	2,847,326
Add year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	906,275	294,909
Add, fair value as of vesting date of equity awards granted and vested in the year	1,948,088	823,771
Add, change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	1,450,894	307,933
Compensation actually paid	$12,033,071	$4,945,979

(3)
The dollar amounts reported in this column represent the average of the total compensation, as disclosed in the Summary Compensation Table for the applicable year, for our NEOs as a group (excluding our PEOs), which includes: (i) for 2024, Mr. Savitz and Dr. Randhawa, (ii) for 2023, Mr. Savitz, Dr. Randhawa, Thomas Beetham and Lisa Olson, and (iii) for 2022, Mr. Mahoney, Dr. Olson and Jeffrey Humphrey, M.D.
(4)
Cumulative total stockholder return (“TSR”) is calculated by dividing the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.
				The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements included in our Annual Report on Form 10-K for the years ended December 31, 2024 and 2023.
Named Executive Officers, Footnote
(1)
During fiscal years 2022 through 2024, the following individuals served as “principal executive officer” during the time periods set forth below (collectively, our “PEOs”):

Name	Dates as PEO During Fiscal Years 2022 through 2024
Jason Gardner, D.Phil.	January 1, 2022 through February 7, 2023
Stephen Mahoney	February 7, 2023 through September 11, 2023
Mr. Garcia	September 11, 2023 through December 31, 2024

The dollar amounts reported in these columns represent the amount of total compensation, as disclosed in the Summary Compensation Table for the applicable year, for our NEOs. Please refer to “Executive Compensation—Summary Compensation Table” above.

(3)
The dollar amounts reported in this column represent the average of the total compensation, as disclosed in the Summary Compensation Table for the applicable year, for our NEOs as a group (excluding our PEOs), which includes: (i) for 2024, Mr. Savitz and Dr. Randhawa, (ii) for 2023, Mr. Savitz, Dr. Randhawa, Thomas Beetham and Lisa Olson, and (iii) for 2022, Mr. Mahoney, Dr. Olson and Jeffrey Humphrey, M.D.

Adjustment To PEO Compensation, Footnote

	Mr. Garcia 2024	Average Non-PEO NEOs 2024
Summary Compensation Table Total	8,843,300	4,018,706
Subtract, value of “Option Awards” reported in Summary Compensation Table	(7,899,500)	(3,346,666)
Add, year-end fair value of outstanding and unvested equity awards granted in the year	6,784,014	2,847,326
Add year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	906,275	294,909
Add, fair value as of vesting date of equity awards granted and vested in the year	1,948,088	823,771
Add, change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	1,450,894	307,933
Compensation actually paid	$12,033,071	$4,945,979

Non-PEO NEO Average Total Compensation Amount				$ 4,018,706	$ 841,814	$ 1,065,057
Non-PEO NEO Average Compensation Actually Paid Amount				$ 4,945,979	794,735	24,766
Adjustment to Non-PEO NEO Compensation Footnote

	Mr. Garcia 2024	Average Non-PEO NEOs 2024
Summary Compensation Table Total	8,843,300	4,018,706
Subtract, value of “Option Awards” reported in Summary Compensation Table	(7,899,500)	(3,346,666)
Add, year-end fair value of outstanding and unvested equity awards granted in the year	6,784,014	2,847,326
Add year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	906,275	294,909
Add, fair value as of vesting date of equity awards granted and vested in the year	1,948,088	823,771
Add, change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	1,450,894	307,933
Compensation actually paid	$12,033,071	$4,945,979

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount				$ 30.76	14.67	8.92
Net Income (Loss)				(84,969,000)	$ (43,545,000)	(28,476,000)
Dr. Jason Gardner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 667,649					1,654,848
PEO Actually Paid Compensation Amount	$ 507,070					$ 3,783
PEO Name	Jason Gardner, D.Phil.					Jason Gardner, D.Phil.
Stephen Mahoney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,656,676
PEO Actually Paid Compensation Amount			$ 1,619,484
PEO Name			Stephen Mahoney
Marino Garcia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 496,022		8,843,300
PEO Actually Paid Compensation Amount		$ 343,583		$ 12,033,071
PEO Name		Mr. Garcia		Mr. Garcia
PEO | Marino Garcia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (7,899,500)
PEO | Marino Garcia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,784,014
PEO | Marino Garcia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				906,275
PEO | Marino Garcia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,948,088
PEO | Marino Garcia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,450,894
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,346,666)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,847,326
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				294,909
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				823,771
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 307,933